Senior Notes Payable and Other Debt - Additional Information (Detail) (USD $)	12 Months Ended											12 Months Ended					12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Senior Notes	Mar. 28, 2012 Senior Notes	Dec. 31, 2011 Senior Notes	Apr. 05, 2011 Senior Notes	Feb. 04, 2011 Senior Notes	Dec. 31, 2012 Senior Notes Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 28, 2012 Senior Notes Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Senior Notes Aviv Healthcare Properties Limited Partnership and Subsidiaries	Apr. 05, 2011 Senior Notes Aviv Healthcare Properties Limited Partnership and Subsidiaries	Feb. 04, 2011 Senior Notes Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Term Loan Loan	Dec. 31, 2011 Term Loan	Dec. 31, 2012 Term Loan Aviv Healthcare Properties Limited Partnership and Subsidiaries Loan	Dec. 31, 2011 Term Loan Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2012 Line of Credit	Dec. 31, 2012 Line of Credit	Dec. 31, 2011 Line of Credit	Mar. 31, 2012 Line of Credit Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Line of Credit Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Line of Credit Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Construction Loans	Dec. 31, 2011 Construction Loans	Nov. 12, 2010 Construction Loans	Dec. 31, 2012 Construction Loans Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Construction Loans Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 12, 2010 Construction Loans Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jan. 31, 2012 2016 Revolver	Dec. 31, 2012 2016 Revolver	Jan. 31, 2012 2016 Revolver Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 2016 Revolver Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 2014 Revolver	Dec. 31, 2011 2014 Revolver	Feb. 04, 2011 2014 Revolver	Dec. 31, 2012 2014 Revolver Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 2014 Revolver Aviv Healthcare Properties Limited Partnership and Subsidiaries	Feb. 04, 2011 2014 Revolver Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Loans Payable	Dec. 31, 2011 Loans Payable	Nov. 02, 2010 Loans Payable	Dec. 31, 2012 Loans Payable Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Loans Payable Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 02, 2010 Loans Payable Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jun. 15, 2012 HUD Loan	Dec. 31, 2012 HUD Loan	Jun. 15, 2012 HUD Loan Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 HUD Loan Aviv Healthcare Properties Limited Partnership and Subsidiaries
Debt Instrument [Line Items]
Senior notes issued								$ 100,000,000		$ 100,000,000	$ 200,000,000		$ 100,000,000		$ 100,000,000	$ 200,000,000
Interest rate of senior note							7.75%					7.75%					5.75%	5.75%	5.75%	5.75%																							6.00%	6.00%		6.00%	6.00%					5.00%
Premium paid on issuance of senior notes							3,200,000	1,000,000	2,600,000	2,750,000		3,200,000	1,000,000	2,600,000	2,750,000																																			2,500,000		2,500,000
Repayment of long-term debt	174,126,563	244,832,497	482,522,690	174,126,563	244,832,497	482,522,690												201,600,000		201,600,000	87,700,000	87,700,000	28,700,000	87,700,000	87,700,000	28,700,000	6,100,000			6,100,000				5,500,000		5,500,000
Loan maturity period							Feb. 15, 2019					Feb. 15, 2019					Sep. 01, 2015		Sep. 01, 2015			Sep. 01, 2015			Sep. 01, 2015																		Dec. 01, 2015			Dec. 01, 2015
Interest rate option eurodollar or base rate																	0.36%	0.37%	0.36%	0.37%		0.36%	0.37%		0.36%	0.37%											3.25%	3.25%		3.25%	3.25%
Interest rate floor rate																	1.25%	1.25%	1.25%	1.25%		1.25%	1.25%		1.25%	1.25%							1.00%		1.00%		1.00%			1.00%
Interest rate variable																	4.50%	4.50%	4.50%	4.50%		4.50%	4.50%		4.50%	4.50%							4.25%		4.25%		3.25%	3.25%		3.25%	3.25%
Number of extension of loan maturity																	2		2
Loan Extension Period																	1		1
Outstanding balance of term Loan	200,000,000			200,000,000													192,200,000	196,900,000	192,200,000	196,900,000
Line of credit maximum borrowing limit																						100,000,000			100,000,000								275,000,000		275,000,000				25,000,000			25,000,000
Unused fee of daily unused balance																						1.00%	1.00%		1.00%
Line of Credit Facility, drawn																						18,900,000	72,200,000		18,900,000	72,200,000
Credit line early termination period																						2013-09			2013-09
Prepayment penalty on early payment of borrowed amount																					679,767			679,767
Unused fee of daily unused balance																																					0.50%			0.50%
Revolver termination period																																	2016-01		2016-01		2014-02			2014-02
Line of credit current borrowing capacity																																	187,500,000		187,500,000
Line of credit facility Periodic increments																																	87,500,000		87,500,000
Line of credit outstanding balance amount																																		69,400,000		69,400,000
Loan borrowing capacity																													6,400,000			6,400,000													7,800,000			7,800,000
Debt Instrument Amount Outstanding																																											7,600,000	7,700,000		7,600,000	7,700,000
Interest rate minimum																											5.95%	5.95%		5.95%	5.95%
Debt instrument description of variable rate basis																											Interest-only payments at the prime rate (3.25% at December 31, 2011) plus 0.38%, or a minimum of 5.95%			Interest-only payments at the prime rate (3.25% at December 31, 2011) plus 0.38%, or a minimum of 5.95%
Subsidiary of Aviv Financing III assumed a HUD loan																																																	11,500,000		11,500,000
Interest, fixed rate																																																	5.00%		5.00%
Debt Instrument Amortization Periods																																																	35 years		35 years
Net premium balance																																																	$ 2,500,000		$ 2,500,000